Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal:
Current									$ (7.4)	$ (31.7)	$ (4.0)
Deferred									(77.1)	112.8	856.6
Deferred Investment Tax Credits									5.5	9.2	48.6
Total Federal									(79.0)	90.3	901.2
Current									4.4	30.8	16.0
Deferred									59.3	(8.5)	44.9
Deferred State and Local Investment Tax Credits									2.4	2.7	7.6
Total State and Local									66.1	25.0	68.5
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)									(12.9)	115.3	969.7
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	$ 152.7	$ 733.9	$ 459.1	$ 574.1	$ 364.8	$ 579.7	$ 530.1	$ 456.7	1,919.8	1,931.3	1,928.9
Less: Equity Earnings – Dolet Hills									(72.1)	(73.1)	(82.4)
Income Tax Expense (Benefit)									(12.9)	115.3	969.7
Pretax Income									1,903.9	2,043.9	2,898.6
Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)									$ 399.8	$ 429.2	$ 1,014.5
Federal Statutory Income Tax Rate									21.00%	21.00%	35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation									$ 23.1	$ 24.4	$ 60.2
Investment Tax Credit Amortization									(13.0)	(20.2)	(18.8)
Increase Decrease in income taxes due to energy production credits									(59.0)	(10.3)	0.0
State and Local Income Taxes, Net									52.2	19.7	54.7
Removal Costs									(20.7)	(19.8)	(32.7)
AFUDC									(37.1)	(29.4)	(37.4)
Valuation Allowance									0.0	0.0	(1.8)
Tax Reform Adjustments									0.0	(10.9)	(26.7)
Tax Adjustments									0.0	0.0	(35.8)
Tax Reform Excess ADIT Reversal									(353.2)	(257.2)	0.0
Other									(5.0)	(10.2)	(6.5)
Income Tax Expense (Benefit)									$ (12.9)	$ 115.3	$ 969.7
Effective Income Tax Rate									(0.70%)	5.60%	33.50%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	3,246.1				2,750.8				$ 3,246.1	$ 2,750.8
Deferred Tax Liabilities	(10,834.3)				(9,837.3)				(10,834.3)	(9,837.3)
Property Related Temporary Differences	(6,602.9)				(6,224.8)				(6,602.9)	(6,224.8)
Amounts Due from Customers for Future Federal Income Taxes	1,173.5				1,329.7				1,173.5	1,329.7
Deferred State Income Taxes	(1,112.4)				(1,072.5)				(1,112.4)	(1,072.5)
Securitized Assets	(178.7)				(186.6)				(178.7)	(186.6)
Regulatory Assets	(371.1)				(454.1)				(371.1)	(454.1)
Accrued Nuclear Decommissioning	(557.4)				(453.7)				(557.4)	(453.7)
Net Operating Loss Carryforward	77.6				78.3				77.6	78.3
Tax Credit Carryforward	247.2				113.7				247.2	113.7
Investment in Partnership	(446.6)				(300.5)				(446.6)	(300.5)
All Other, Net	0.0				84.0				0.0	84.0
Net Deferred Tax Liabilities	(7,588.2)				(7,086.5)				(7,588.2)	(7,086.5)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,				14.6				86.6	14.6	86.6	$ 98.8
Increase - Tax Positions Taken During a Prior Period									8.8	0.1	4.5
Decrease - Tax Positions Taken During a Prior Period									(2.1)	0.0	(28.0)
Increase - Tax Positions Taken During the Current Year									2.8	0.0	3.4
Decrease - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities									0.0	(71.0)	7.9
Decrease - Lapse of the Applicable Statute of Limitations									0.0	(1.1)	0.0
Balance at December 31,	24.1				14.6				24.1	14.6	86.6
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount	20.3				11.6				$ 20.3	11.6	10.5
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits									12 months
Income Tax Expense (Benefit)									$ (12.9)	115.3	969.7
Kentucky Single Corporate Tax Rate									5.00%
Kentucky Net Operating Loss Limitation Percent									80.00%
Remeasurement of Kentucky Deferred Taxes [Member]
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)									$ (18.0)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Income Tax Expense (Benefit)									(18.0)
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Income Tax Expense (Benefit)									(18.0)
Income Taxes (Textuals) [Abstract]
Income Tax Expense (Benefit)									$ (18.0)
Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2031
Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2039
AEP Texas Inc. [Member]
Federal:
Current									$ (31.8)	37.0	(85.7)
Deferred									(23.5)	(16.4)	63.3
Deferred Investment Tax Credits									(1.2)	(1.5)	(1.6)
Total Federal									(56.5)	19.1	(24.0)
Current									2.9	1.8	0.6
Deferred									0.0	(0.1)	0.0
Deferred State and Local Investment Tax Credits									0.0	0.0	0.0
Total State and Local									2.9	1.7	0.6
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)									(53.6)	20.8	(23.4)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	(13.7)	77.0	80.6	34.4	60.2	57.8	46.5	46.8	178.3	211.3	310.5
Income Tax Expense (Benefit)									(53.6)	20.8	(23.4)
Pretax Income									124.7	232.1	287.1
Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)									$ 26.2	$ 48.7	$ 100.5
Federal Statutory Income Tax Rate									21.00%	21.00%	35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation									$ 1.0	$ 1.4	$ (0.5)
Investment Tax Credit Amortization									(1.2)	(2.3)	(1.5)
State and Local Income Taxes, Net									2.3	1.3	0.4
AFUDC									(3.2)	(4.2)	(3.9)
Parent Company Loss Benefit									(4.6)	(3.1)	0.0
Tax Reform Adjustments									0.0	(11.0)	(117.4)
Tax Adjustments									0.0	0.0	(4.2)
Tax Reform Excess ADIT Reversal									(73.4)	(11.8)	0.0
Other									(0.7)	1.8	3.2
Income Tax Expense (Benefit)									$ (53.6)	$ 20.8	$ (23.4)
Effective Income Tax Rate									(43.00%)	9.00%	(8.20%)
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	220.0				208.1				$ 220.0	$ 208.1
Deferred Tax Liabilities	(1,185.4)				(1,121.2)				(1,185.4)	(1,121.2)
Property Related Temporary Differences	(973.5)				(836.3)				(973.5)	(836.3)
Amounts Due from Customers for Future Federal Income Taxes	126.7				141.2				126.7	141.2
Deferred State Income Taxes	(27.5)				(27.7)				(27.5)	(27.7)
Securitized Assets	(124.3)				(134.7)				(124.3)	(134.7)
Regulatory Assets	(51.2)				(53.9)				(51.2)	(53.9)
Deferred Revenues	19.9				4.6				19.9	4.6
All Other, Net	47.3				(6.3)				47.3	(6.3)
Net Deferred Tax Liabilities	(965.4)				(913.1)				(965.4)	(913.1)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,				(0.8)				(0.8)	(0.8)	(0.8)	$ 6.5
Increase - Tax Positions Taken During a Prior Period									1.5	0.0	2.0
Decrease - Tax Positions Taken During a Prior Period									(0.7)	0.0	(12.3)
Increase - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities									0.0	0.0	3.0
Decrease - Lapse of the Applicable Statute of Limitations									0.0	0.0	0.0
Balance at December 31,	0.0				(0.8)				0.0	(0.8)	(0.8)
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount	0.0				(0.7)				$ 0.0	(0.7)	(0.5)
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits									12 months
Income Tax Expense (Benefit)									$ (53.6)	20.8	(23.4)
AEP Texas Inc. [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2031
AEP Texas Inc. [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2039
AEP Transmission Co [Member]
Federal:
Current									$ 23.7	(14.2)	(130.4)
Deferred									71.7	82.3	254.8
Deferred Investment Tax Credits									0.0	0.0	0.0
Total Federal									95.4	68.1	124.4
Current									2.4	(0.6)	1.1
Deferred									19.6	16.6	16.7
Deferred State and Local Investment Tax Credits									0.0	0.0	0.0
Total State and Local									22.0	16.0	17.8
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)									117.4	84.1	142.2
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	91.8	107.6	136.0	104.3	71.7	78.1	82.0	84.1	439.7	315.9	270.7
Income Tax Expense (Benefit)									117.4	84.1	142.2
Pretax Income									557.1	400.0	412.9
Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)									$ 117.0	$ 84.0	$ 144.5
Federal Statutory Income Tax Rate									21.00%	21.00%	35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
State and Local Income Taxes, Net									$ 17.4	$ 12.6	$ 13.1
AFUDC									(17.7)	(14.1)	(17.0)
Tax Reform Adjustments									0.0	0.0	0.6
Other									0.7	1.6	1.0
Income Tax Expense (Benefit)									$ 117.4	$ 84.1	$ 142.2
Effective Income Tax Rate									21.10%	21.00%	34.40%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	162.9				142.9				$ 162.9	$ 142.9
Deferred Tax Liabilities	(980.7)				(847.3)				(980.7)	(847.3)
Property Related Temporary Differences	(847.1)				(755.0)				(847.1)	(755.0)
Amounts Due from Customers for Future Federal Income Taxes	119.9				121.3				119.9	121.3
Deferred State Income Taxes	(86.1)				(71.6)				(86.1)	(71.6)
Net Operating Loss Carryforward	12.3				13.4				12.3	13.4
All Other, Net	(16.8)				(12.5)				(16.8)	(12.5)
Net Deferred Tax Liabilities	(817.8)				(704.4)				(817.8)	(704.4)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,				0.0				0.0	0.0	0.0	$ 0.0
Increase - Tax Positions Taken During a Prior Period									0.0	0.0	0.0
Decrease - Tax Positions Taken During a Prior Period									0.0	0.0	0.0
Increase - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities									0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations									0.0	0.0	0.0
Balance at December 31,	0.0				0.0				0.0	0.0	0.0
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount	0.0				0.0				$ 0.0	0.0	0.0
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits									12 months
Income Tax Expense (Benefit)									$ 117.4	84.1	142.2
Kentucky Single Corporate Tax Rate									5.00%
Kentucky Net Operating Loss Limitation Percent									80.00%
AEP Transmission Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2031
AEP Transmission Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2039
Appalachian Power Co [Member]
Federal:
Current									$ 36.7	(31.9)	15.3
Deferred									(125.6)	(24.6)	166.9
Deferred Investment Tax Credits									(0.5)	0.1	(0.1)
Total Federal									(89.4)	(56.4)	182.1
Current									12.0	3.7	(1.4)
Deferred									(0.6)	7.8	4.6
Deferred State and Local Investment Tax Credits									0.0	0.0	0.0
Total State and Local									11.4	11.5	3.2
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)									(78.0)	(44.9)	185.3
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	12.8	104.3	55.5	133.7	77.8	87.1	77.4	125.5	306.3	367.8	331.3
Income Tax Expense (Benefit)									(78.0)	(44.9)	185.3
Pretax Income									228.3	322.9	516.6
Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)									$ 47.9	$ 67.8	$ 180.8
Federal Statutory Income Tax Rate									21.00%	21.00%	35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation									$ 11.7	$ 8.5	$ 18.0
State and Local Income Taxes, Net									9.0	9.1	3.5
Removal Costs									(6.1)	(9.6)	(12.4)
AFUDC									(5.2)	(4.3)	(5.0)
Valuation Allowance									(3.8)	(3.4)	(0.2)
Tax Reform Adjustments									0.0	0.1	4.3
Tax Reform Excess ADIT Reversal									(130.4)	(108.5)	0.0
Other									(1.1)	(4.6)	(3.7)
Income Tax Expense (Benefit)									$ (78.0)	$ (44.9)	$ 185.3
Effective Income Tax Rate									(34.20%)	(13.90%)	35.90%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	486.2				475.2				$ 486.2	$ 475.2
Deferred Tax Liabilities	(2,167.0)				(2,101.0)				(2,167.0)	(2,101.0)
Property Related Temporary Differences	(1,420.0)				(1,393.6)				(1,420.0)	(1,393.6)
Amounts Due from Customers for Future Federal Income Taxes	222.8				268.0				222.8	268.0
Deferred State Income Taxes	(320.9)				(324.1)				(320.9)	(324.1)
Securitized Assets	(49.3)				(54.3)				(49.3)	(54.3)
Regulatory Assets	(71.0)				(73.8)				(71.0)	(73.8)
All Other, Net	(58.9)				(48.0)				(58.9)	(48.0)
Net Deferred Tax Liabilities	(1,680.8)				(1,625.8)				(1,680.8)	(1,625.8)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,				0.0				0.0	0.0	0.0	$ 0.0
Increase - Tax Positions Taken During a Prior Period									0.0	0.0	0.0
Decrease - Tax Positions Taken During a Prior Period									0.0	0.0	0.0
Increase - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities									0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations									0.0	0.0	0.0
Balance at December 31,	0.0				0.0				0.0	0.0	0.0
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount	0.0				0.0				$ 0.0	0.0	0.0
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits									12 months
Income Tax Expense (Benefit)									$ (78.0)	(44.9)	185.3
Appalachian Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2031
Appalachian Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2039
Indiana Michigan Power Co [Member]
Federal:
Current									$ 48.1	60.9	(106.5)
Deferred									(53.5)	(44.1)	202.1
Deferred Investment Tax Credits									(3.6)	(4.7)	(4.7)
Total Federal									(9.0)	12.1	90.9
Current									(2.4)	15.8	(8.1)
Deferred									0.8	1.2	(1.4)
Deferred State and Local Investment Tax Credits									0.0	0.0	0.0
Total State and Local									(1.6)	17.0	(9.5)
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)									(10.6)	29.1	81.4
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	21.4	88.8	60.3	98.9	29.7	72.7	94.7	64.2	269.4	261.3	186.7
Income Tax Expense (Benefit)									(10.6)	29.1	81.4
Pretax Income									258.8	290.4	268.1
Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)									$ 54.3	$ 61.0	$ 93.8
Federal Statutory Income Tax Rate									21.00%	21.00%	35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation									$ 6.3	$ (0.7)	$ 11.4
Investment Tax Credit Amortization									(3.6)	(4.7)	(4.7)
State and Local Income Taxes, Net									(1.2)	13.4	(1.0)
Removal Costs									(11.5)	(8.0)	(13.3)
AFUDC									(4.1)	(2.5)	(5.6)
Parent Company Loss Benefit									(4.8)	(2.3)	0.0
Tax Reform Adjustments									0.0	0.0	(2.9)
Tax Adjustments									0.0	0.0	2.7
Tax Reform Excess ADIT Reversal									(42.5)	(25.8)	0.0
Other									(3.5)	(1.3)	1.0
Income Tax Expense (Benefit)									$ (10.6)	$ 29.1	$ 81.4
Effective Income Tax Rate									(4.10%)	10.00%	30.40%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	970.5				771.6				$ 970.5	$ 771.6
Deferred Tax Liabilities	(1,950.2)				(1,719.6)				(1,950.2)	(1,719.6)
Property Related Temporary Differences	(430.7)				(445.0)				(430.7)	(445.0)
Amounts Due from Customers for Future Federal Income Taxes	169.6				186.2				169.6	186.2
Deferred State Income Taxes	(194.4)				(183.9)				(194.4)	(183.9)
Regulatory Assets	(26.9)				(31.9)				(26.9)	(31.9)
Accrued Nuclear Decommissioning	(557.4)				(453.7)				(557.4)	(453.7)
Net Operating Loss Carryforward	0.0				0.2				0.0	0.2
All Other, Net	(1.8)				(19.9)				(1.8)	(19.9)
Net Deferred Tax Liabilities	(979.7)				(948.0)				(979.7)	(948.0)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,				3.2				3.2	3.2	3.2	$ 3.8
Increase - Tax Positions Taken During a Prior Period									0.0	0.0	0.2
Decrease - Tax Positions Taken During a Prior Period									(0.7)	0.0	(0.5)
Increase - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities									0.0	0.0	(0.3)
Decrease - Lapse of the Applicable Statute of Limitations									0.0	0.0	0.0
Balance at December 31,	2.5				3.2				2.5	3.2	3.2
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount	2.0				2.6				$ 2.0	2.6	2.1
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits									12 months
Income Tax Expense (Benefit)									$ (10.6)	29.1	81.4
Kentucky Single Corporate Tax Rate									5.00%
Kentucky Net Operating Loss Limitation Percent									80.00%
Indiana Michigan Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2031
Indiana Michigan Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2039
Ohio Power Co [Member]
Federal:
Current									$ (10.0)	55.6	11.2
Deferred									40.6	(36.9)	141.3
Deferred Investment Tax Credits									0.0	0.0	0.0
Total Federal									30.6	18.7	152.5
Current									1.1	4.6	0.2
Deferred									3.2	0.7	6.6
Deferred State and Local Investment Tax Credits									0.0	0.0	0.0
Total State and Local									4.3	5.3	6.8
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)									34.9	24.0	159.3
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	49.4	69.1	50.6	128.0	88.4	88.7	68.8	79.6	297.1	325.5	323.9
Income Tax Expense (Benefit)									34.9	24.0	159.3
Pretax Income									332.0	349.5	483.2
Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)									$ 69.7	$ 73.4	$ 169.1
Federal Statutory Income Tax Rate									21.00%	21.00%	35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation									$ (1.7)	$ 2.6	$ 7.6
State and Local Income Taxes, Net									3.4	4.2	4.4
AFUDC									(3.8)	(2.1)	(2.2)
Parent Company Loss Benefit									(4.9)	(5.5)	(0.2)
Tax Reform Adjustments									0.0	0.0	(14.4)
Tax Reform Excess ADIT Reversal									(27.3)	(51.0)	0.0
Other									(0.5)	2.4	(5.0)
Income Tax Expense (Benefit)									$ 34.9	$ 24.0	$ 159.3
Effective Income Tax Rate									10.50%	6.90%	33.00%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	202.3				209.0				$ 202.3	$ 209.0
Deferred Tax Liabilities	(1,051.6)				(972.3)				(1,051.6)	(972.3)
Property Related Temporary Differences	(890.8)				(826.9)				(890.8)	(826.9)
Amounts Due from Customers for Future Federal Income Taxes	130.2				137.0				130.2	137.0
Deferred State Income Taxes	(35.5)				(32.9)				(35.5)	(32.9)
Regulatory Assets	(48.0)				(55.0)				(48.0)	(55.0)
All Other, Net	(23.5)				14.5				(23.5)	14.5
Net Deferred Tax Liabilities	(849.3)				(763.3)				(849.3)	(763.3)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,				6.9				6.9	6.9	6.9	$ 6.9
Increase - Tax Positions Taken During a Prior Period									1.6	0.0	0.0
Decrease - Tax Positions Taken During a Prior Period									0.0	0.0	0.0
Increase - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities									0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations									0.0	0.0	0.0
Balance at December 31,	8.5				6.9				8.5	6.9	6.9
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount	6.7				5.4				$ 6.7	5.4	4.5
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits									12 months
Income Tax Expense (Benefit)									$ 34.9	24.0	159.3
Kentucky Single Corporate Tax Rate									5.00%
Kentucky Net Operating Loss Limitation Percent									80.00%
Ohio Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2031
Ohio Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2039
Public Service Co Of Oklahoma [Member]
Federal:
Current									$ 25.5	35.6	(77.1)
Deferred									(23.6)	(34.7)	122.7
Deferred Investment Tax Credits									(2.4)	(2.0)	(1.6)
Total Federal									(0.5)	(1.1)	44.0
Current									0.2	(0.2)	(0.2)
Deferred									5.4	3.6	2.0
Deferred State and Local Investment Tax Credits									2.4	2.7	4.3
Total State and Local									8.0	6.1	6.1
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)									7.5	5.0	50.1
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	(10.8)	100.3	41.9	6.2	(6.6)	60.4	36.6	(7.2)	137.6	83.2	72.0
Income Tax Expense (Benefit)									7.5	5.0	50.1
Pretax Income									145.1	88.2	122.1
Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)									$ 30.5	$ 18.5	$ 42.7
Federal Statutory Income Tax Rate									21.00%	21.00%	35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation									$ 0.5	$ 1.0	$ 0.3
Investment Tax Credit Amortization									(0.5)	(1.7)	(1.6)
State and Local Income Taxes, Net									6.3	4.8	4.0
Parent Company Loss Benefit									(2.5)	(1.4)	0.0
Tax Reform Adjustments									0.0	0.0	2.8
Tax Reform Excess ADIT Reversal									(24.5)	(15.5)	0.0
Other									(2.3)	(0.7)	1.9
Income Tax Expense (Benefit)									$ 7.5	$ 5.0	$ 50.1
Effective Income Tax Rate									5.20%	5.70%	41.00%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	257.4				229.6				$ 257.4	$ 229.6
Deferred Tax Liabilities	(885.7)				(837.4)				(885.7)	(837.4)
Property Related Temporary Differences	(627.6)				(609.4)				(627.6)	(609.4)
Amounts Due from Customers for Future Federal Income Taxes	127.2				138.9				127.2	138.9
Deferred State Income Taxes	(100.4)				(135.6)				(100.4)	(135.6)
Regulatory Assets	(44.6)				(32.3)				(44.6)	(32.3)
Net Operating Loss Carryforward	10.2				16.4				10.2	16.4
All Other, Net	6.9				14.2				6.9	14.2
Net Deferred Tax Liabilities	(628.3)				(607.8)				(628.3)	(607.8)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,				0.0				0.0	0.0	0.0	$ 0.1
Increase - Tax Positions Taken During a Prior Period									0.0	0.0	0.1
Decrease - Tax Positions Taken During a Prior Period									0.0	0.0	(0.9)
Increase - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities									0.0	0.0	0.7
Decrease - Lapse of the Applicable Statute of Limitations									0.0	0.0	0.0
Balance at December 31,	0.0				0.0				0.0	0.0	0.0
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount	0.0				0.0				$ 0.0	0.0	0.0
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits									12 months
Income Tax Expense (Benefit)									$ 7.5	5.0	50.1
Public Service Co Of Oklahoma [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2031
Public Service Co Of Oklahoma [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2039
Southwestern Electric Power Co [Member]
Federal:
Current									$ 6.9	18.3	(30.1)
Deferred									(8.6)	(0.5)	84.8
Deferred Investment Tax Credits									(1.4)	(1.4)	(1.4)
Total Federal									(3.1)	16.4	53.3
Current									0.8	2.3	(0.9)
Deferred									(2.4)	1.7	(4.3)
Deferred State and Local Investment Tax Credits									0.0	0.0	0.0
Total State and Local									(1.6)	4.0	(5.2)
Income Tax Expense (Benefit):
Income Tax Expense (Benefit)									(4.7)	20.4	48.1
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	14.6	$ 111.3	$ 7.3	29.0	10.5	$ 89.6	$ 38.7	13.4	162.2	152.2	137.5
Less: Equity Earnings – Dolet Hills									(3.0)	(2.7)	3.8
Income Tax Expense (Benefit)									(4.7)	20.4	48.1
Pretax Income									154.5	169.9	185.6
Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)									$ 32.4	$ 35.7	$ 65.0
Federal Statutory Income Tax Rate									21.00%	21.00%	35.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation									$ 1.9	$ 3.4	$ 1.9
Depletion									(3.6)	(3.2)	(5.7)
State and Local Income Taxes, Net									(1.3)	3.2	(2.3)
AFUDC									(1.4)	(1.3)	(0.9)
Tax Reform Adjustments									0.0	0.0	(0.4)
Tax Adjustments									0.0	0.0	(9.9)
Tax Reform Excess ADIT Reversal									(29.9)	(16.0)	0.0
Other									(2.8)	(1.4)	0.4
Income Tax Expense (Benefit)									$ (4.7)	$ 20.4	$ 48.1
Effective Income Tax Rate									(3.00%)	12.00%	25.90%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	359.6				317.4				$ 359.6	$ 317.4
Deferred Tax Liabilities	(1,300.5)				(1,220.2)				(1,300.5)	(1,220.2)
Property Related Temporary Differences	(947.6)				(913.3)				(947.6)	(913.3)
Amounts Due from Customers for Future Federal Income Taxes	169.8				183.4				169.8	183.4
Deferred State Income Taxes	(200.3)				(193.6)				(200.3)	(193.6)
Regulatory Assets	(30.2)				(30.8)				(30.2)	(30.8)
Net Operating Loss Carryforward	38.2				36.2				38.2	36.2
All Other, Net	29.2				15.3				29.2	15.3
Net Deferred Tax Liabilities	(940.9)				(902.8)				(940.9)	(902.8)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,				$ (0.8)				$ (0.8)	(0.8)	(0.8)	$ 1.3
Increase - Tax Positions Taken During a Prior Period									0.8	0.0	1.7
Decrease - Tax Positions Taken During a Prior Period									0.0	0.0	(5.4)
Increase - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year									0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities									0.0	0.0	1.6
Decrease - Lapse of the Applicable Statute of Limitations									0.0	0.0	0.0
Balance at December 31,	0.0				(0.8)				0.0	(0.8)	(0.8)
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount	0.0				$ (0.6)				$ 0.0	(0.6)	(0.5)
Income Taxes (Textuals) [Abstract]
Period with No Change in Unrecognized Tax Benefits									12 months
Income Tax Expense (Benefit)									$ (4.7)	20.4	48.1
Southwestern Electric Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2031
Southwestern Electric Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date									Dec. 31, 2039
Arkansas [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	102.5								$ 102.5
Arkansas [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2020
Arkansas [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2024
Arkansas [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	101.7								$ 101.7
Arkansas [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2021
Arkansas [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2024
Kentucky [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	144.9								$ 144.9
Kentucky [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2030
Kentucky [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2037
Louisiana [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	541.0								$ 541.0
Louisiana [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2025
Louisiana [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2039
Louisiana [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	528.1								$ 528.1
Louisiana [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2032
Louisiana [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2037
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	544.1								$ 544.1
Oklahoma [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2034
Oklahoma [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2037
Oklahoma [Member] | AEP Transmission Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	269.4								$ 269.4
Oklahoma [Member] | AEP Transmission Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2034
Oklahoma [Member] | AEP Transmission Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2037
Oklahoma [Member] | Public Service Co Of Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	240.5								$ 240.5
Oklahoma [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2034
Oklahoma [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2037
Tennessee [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	29.0								$ 29.0
Tennessee [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2028
Tennessee [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2034
Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	22.6								$ 22.6
Virginia [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2030
Virginia [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2037
West Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	16.1								$ 16.1
West Virginia [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2029
West Virginia [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2037
West Virginia [Member] | Indiana Michigan Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	2.0								$ 2.0
West Virginia [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2031
West Virginia [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2037
Ohio Municipal [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	414.1								$ 414.1
Ohio Municipal [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2020
Ohio Municipal [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2024
Ohio Municipal [Member] | AEP Transmission Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	37.3								$ 37.3
Ohio Municipal [Member] | AEP Transmission Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2020
Ohio Municipal [Member] | AEP Transmission Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date									Dec. 31, 2023
Federal [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	247.2								$ 247.2
Tax Credit Carryforward Amount To Expire If Not Used	239.6								239.6
Federal [Member] | AEP Texas Inc. [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	1.4								1.4
Tax Credit Carryforward Amount To Expire If Not Used	1.3								1.3
Federal [Member] | AEP Transmission Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.2								0.2
Tax Credit Carryforward Amount To Expire If Not Used	0.1								0.1
Federal [Member] | Appalachian Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	4.9								4.9
Tax Credit Carryforward Amount To Expire If Not Used	2.3								2.3
Federal [Member] | Indiana Michigan Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	13.9								13.9
Tax Credit Carryforward Amount To Expire If Not Used	13.7								13.7
Federal [Member] | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	5.1								5.1
Tax Credit Carryforward Amount To Expire If Not Used	1.7								1.7
Federal [Member] | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	1.1								1.1
Tax Credit Carryforward Amount To Expire If Not Used	1.1								1.1
Federal [Member] | Southwestern Electric Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	1.9								1.9
Tax Credit Carryforward Amount To Expire If Not Used	1.8								1.8
State and Local Jurisdiction [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	36.7								36.7
Tax Credit Carryforward Amount To Expire If Not Used	0.0								0.0
Income Taxes (Textuals) [Abstract]
Valuation Allowance	6.0								6.0
State and Local Jurisdiction [Member] | AEP Texas Inc. [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0								0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0								0.0
State and Local Jurisdiction [Member] | AEP Transmission Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0								0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0								0.0
State and Local Jurisdiction [Member] | Appalachian Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0								0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0								0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0								0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0								0.0
State and Local Jurisdiction [Member] | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0								0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0								0.0
State and Local Jurisdiction [Member] | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	36.7								36.7
Tax Credit Carryforward Amount To Expire If Not Used	0.0								0.0
State and Local Jurisdiction [Member] | Southwestern Electric Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0								0.0
Tax Credit Carryforward Amount To Expire If Not Used	$ 0.0								0.0
Dolet Hills Lignite Co, LLC [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Less: Equity Earnings – Dolet Hills									(3.0)	(2.7)	0.0
Dolet Hills Lignite Co, LLC [Member] | Southwestern Electric Power Co [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Less: Equity Earnings – Dolet Hills									$ (3.0)	$ (2.7)	$ 0.0